ACCOUNTS RECEIVABLE, NET - PECLD (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
ACCOUNTS RECEIVABLE, NET
Reverted the provision for doubtful credit	R$ 33,249	R$ 66,952